Share-based compensation - Summary of Share Based Compensation Recognized Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
PSU Plan [member]
Disclosure of Detailed Information About Share Based Compensation Recognized Liabilities [Line Items]
Current	$ 9.8	$ 5.2
Non-current	2.6	6.1
Total	12.4	11.3
Non-Treasury Incentive Awards Plan [member]
Disclosure of Detailed Information About Share Based Compensation Recognized Liabilities [Line Items]
Current	2.7	2.6
Non-current	0.0	1.8
Total	2.7	4.4
Deferred share unit [member]
Disclosure of Detailed Information About Share Based Compensation Recognized Liabilities [Line Items]
Current	17.1	16.6
Total	$ 17.1	$ 16.6